Intangible Assets (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Intangible asset amortization expense	$ 303,740	$ 1,170,032	$ 597,960